FIRST AMERICAN INVESTMENT FUNDS, INC.

                           FIRST AMERICAN INCOME FUNDS

                      CLASS A, CLASS B, AND CLASS C SHARES

                        SUPPLEMENT DATED JANUARY 31, 2003
                      TO PROSPECTUS DATED JANUARY 31, 2003

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JANUARY 31, 2003. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 800-677-FUND.

Effective January 31, 2003, Strategic Income Fund changed its name to High Income Bond Fund, and modified its main investment strategy such that, instead of investing in a combination of (1) securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities, and investment grade debt obligations issued by domestic issuers,
(2) high-yield (non-investment grade) debt obligations issued by domestic issuers and (3) investment grade and high-yield debt obligations issued by foreign governments and other foreign issuers, it now invests primarily in category (2), high-yield (non-investment grade) debt obligations issued by domestic issuers.

The information in this Supplement, with respect to Fund Performance, Fees and Expenses, and Financial Highlights, represents current information for High Income Bond Fund. A meeting of the shareholders of High Yield Bond Fund, another series of First American Investment Funds, is scheduled for March, 2003, at which shareholders will vote on a proposed transaction in which High Income Bond Fund would acquire the assets of High Yield Bond Fund. If shareholders approve the proposed transaction, High Yield Bond Fund will be the accounting survivor and information in the Prospectus with respect to Fund Performance, Fees and Expenses, and Financial Highlights, which represents the historical information for High Yield Bond Fund, would become the effective information for High Income Bond Fund.

Fund Summaries

HIGH INCOME BOND FUND

--------------------------------------------------------------------------------
FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart shows you how performance of the fund's Class A shares has varied from year to year. The performance of Class B and Class C shares will be lower due to their higher expenses. Sales charges are not reflected in the chart; if they were, returns would be lower.

The table compares the performance for each share class of the fund over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. For Class A shares, the table includes returns both before and after taxes. For Class B and Class C shares, the table only includes returns before taxes. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


INCOME-STK-R

-------------------------- --------------------------- -------------------------
     NOT FDIC INSURED           NO BANK GUARANTEE           MAY LOSE VALUE
-------------------------- --------------------------- -------------------------

If you have questions regarding this prospectus supplement, please contact your investment professional, or you may call First American Funds Investor Services at 800-677-FUND.

Fund Summaries

HIGH INCOME BOND FUND

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)

[BAR CHART]

3.19%     2.80%     6.69%     4.67%
--------------------------------------------------------------------------------
1999      2000      2001      2002

Best Quarter:
Quarter ending   December 31, 2002     6.32%
Worst Quarter:
Quarter ending   June 30, 2002        (2.84)%


                                                                                                  Since Inception
AVERAGE ANNUAL TOTAL RETURNS                                             Inception         One           (Class A    Since Inception
AS OF 12/31/02                                                                Date        Year       and Class B)          (Class C)
------------------------------------------------------------------------------------------------------------------------------------
High Income Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
 Class A (return before taxes)                                             7/24/98       0.24%              2.64%                N/A
------------------------------------------------------------------------------------------------------------------------------------
 Class A (return after taxes on distributions)                                          (2.67)%            (0.41)%               N/A
------------------------------------------------------------------------------------------------------------------------------------
 Class A (return after taxes on distributions and sale of fund shares)                   0.09%              0.55%                N/A
------------------------------------------------------------------------------------------------------------------------------------
 Class B (return before taxes)                                             7/24/98      (1.03)%             2.53%                N/A
------------------------------------------------------------------------------------------------------------------------------------
 Class C (return before taxes)                                              2/1/99       1.77%                N/A              3.41%
------------------------------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index(1)
(reflects no deduction for fees, expenses, or taxes)                                    10.25%              7.59%              7.23%
------------------------------------------------------------------------------------------------------------------------------------


(1)An unmanaged index composed of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment-grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. The Lehman Asset-Backed Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto, and home equity loans. The since inception performance of the index is calculated from 7/31/98 for Class A and Class B shares, and from 1/31/99 for Class C shares.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. Annual fund operating expenses are based on the fund's most recently completed fiscal year.(1)


----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)                                     CLASS A    CLASS B    CLASS C
----------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                                      4.25%      5.00%      2.00%
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                                4.25%(2)   0.00%      1.00%
 (AS A PERCENTAGE OF OFFERING PRICE)
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                            0.00%(3)   5.00%      1.00%
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)
ANNUAL MAINTENANCE FEE(4)                                                                       $  50      $  50      $  50
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (AS
A PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------------------------------------------------
 Management Fees                                                                                 0.70%      0.70%      0.70%
 Distribution and Service (12b-1) Fees                                                           0.25%      1.00%      1.00%
 Other Expenses                                                                                  0.33%      0.33%      0.33%
 Total Annual Fund Operating Expenses                                                            1.28%      2.03%      2.03%
----------------------------------------------------------------------------------------------------------------------------

(1)Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid after waivers, by share class, for the fiscal year ended September 30, 2002, were:

 WAIVER OF FUND EXPENSES                                                                        (0.08)%    (0.08)%    (0.08)%
 NET EXPENSES (AFTER WAIVERS)                                                                    1.20%      1.95%      1.95%

THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES, AFTER WAIVERS, DO NOT EXCEED 1.20%, 1.95%, AND 1.95%, RESPECTIVELY, FOR CLASS A, CLASS B, AND CLASS C SHARES. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.


(2)Certain investors may qualify for reduced sales charges. See "Policies & Services - Buying Shares, Calculating Your Share Price."

(3)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Policies & Services - Buying Shares, Calculating Your Share Price."

(4)The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services - Selling Shares, Accounts with Low Balances."


--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                        CLASS B                   CLASS B                  CLASS C                  CLASS C
                            assuming redemption    assuming no redemption      assuming redemption   assuming no redemption
               CLASS A    at end of each period     at end of each period    at end of each period    at end of each period
---------------------------------------------------------------------------------------------------------------------------
   1 year       $  550                   $  706                    $  206                   $  404                   $  304
   3 years      $  814                   $1,037                    $  637                   $  730                   $  730
   5 years      $1,097                   $1,293                    $1,093                   $1,182                   $1,182
  10 years      $1,905                   $2,163                    $2,163                   $2,435                   $2,435

                        2      PROSPECTUS - First American Income Funds
                                            Class A, Class B, and Class C Shares

Additional Information

FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


The tables that follow present performance information about the Class A, Class B and Class C shares of the fund. This information is intended to help you understand the fund's financial performance for the period that the fund or class of shares has been in operation. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.


The information for the fund's fiscal years ended September 30, 2002, September 30, 2001, September 30, 2000, and September 30, 1999, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The information for the fund's fiscal year ended September 30, 1998, has been audited by other auditors.


HIGH INCOME BOND FUND

                                                                                                                 Fiscal period
                                                             Fiscal year ended September 30,                         ended
CLASS A SHARES                                    2002(1)        2001(1)        2000(1)        1999(1)        September 30, 1998(2)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period            $     8.37      $     8.91      $     9.09      $     9.27         $   10.00
                                                ----------      ----------      ----------      ----------         ---------
Investment Operations:
 Net Investment Income                                0.68            0.76            0.64            0.78              0.13
 Net Gains (Losses) on Investments
  (both realized and unrealized)                     (0.39)          (0.59)          (0.15)          (0.25)            (0.75)
                                                ----------      ----------      ----------      ----------         ---------
 Total From Investment Operations                     0.29            0.17            0.49            0.53             (0.62)
                                                ----------      ----------      ----------      ----------         ---------
Less Distributions:
 Dividends (from net investment income)              (0.67)          (0.71)          (0.67)          (0.71)            (0.11)
 Distributions (from capital gains)                     --              --              --              --                --
                                                ----------      ----------      ----------      ----------         ---------
 Total Distributions                                 (0.67)          (0.71)          (0.67)          (0.71)            (0.11)
                                                ----------      ----------      ----------      ----------         ---------
Net Asset Value, End of Period                  $     7.99      $     8.37      $     8.91      $     9.09         $    9.27
                                                ==========      ==========      ==========      ==========         =========
Total Return(3)                                       3.31%           1.99%           5.56%           5.73%            (6.17)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                 $   18,006      $   19,014      $   21,737      $   27,768         $  40,270
Ratio of Expenses to Average Net Assets               1.20%           1.15%           1.15%           1.15%             1.15%
Ratio of Net Income to Average Net Assets             7.98%           8.62%           7.08%           8.30%             8.19%
Ratio of Expenses to Average Net Assets
  (excluding waivers)                                 1.28%           1.17%           1.17%           1.21%             1.30%
Ratio of Net Income to Average Net Assets
  (excluding waivers)                                 7.90%           8.60%           7.06%           8.24%             8.04%
Portfolio Turnover Rate                                 59%             80%             90%             40%               61%
-----------------------------------------------------------------------------------------------------------------------------------

(1)Per share data calculated using average shares outstanding method.

(2)Commenced operations on July 24, 1998. All ratios for the period have been annualized, except total return and portfolio turnover.

(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                        3      PROSPECTUS - First American Income Funds
                                            Class A, Class B, and Class C Shares

Additional Information

FINANCIAL HIGHLIGHTS

HIGH INCOME BOND FUND (CONTINUED)

                                                                                                                  Fiscal period
                                                               Fiscal year ended September 30,                        ended
CLASS B SHARES                                     2002(1)         2001(1)         2000(1)         1999(1)    September 30, 1998(2)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period             $    8.35       $    8.89       $    9.07       $    9.27         $   10.00
                                                 ---------       ---------       ---------       ---------         ---------
Investment Operations:
 Net Investment Income                                0.60            0.69            0.56            0.71              0.09
 Net Gains (Losses) on Investments
  (both realized and unrealized)                     (0.38)          (0.58)          (0.14)          (0.26)            (0.71)
                                                 ---------       ---------       ---------       ---------         ---------
 Total From Investment Operations                     0.22            0.11            0.42            0.45             (0.62)
                                                 ---------       ---------       ---------       ---------         ---------
Less Distributions:
 Dividends (from net investment income)              (0.61)          (0.65)          (0.60)          (0.65)            (0.11)
 Distributions (from capital gains)                     --              --              --              --                --
                                                 ---------       ---------       ---------       ---------         ---------
 Total Distributions                                 (0.61)          (0.65)          (0.60)          (0.65)            (0.11)
                                                 ---------       ---------       ---------       ---------         ---------
Net Asset Value, End of Period                   $    7.96       $    8.35       $    8.89       $    9.07         $    9.27
                                                 =========       =========       =========       =========         =========
Total Return(3)                                       2.46%           1.17%           4.83%           4.90             (6.19)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                  $   4,179       $   2,426       $   1,401       $     788         $     114
Ratio of Expenses to Average Net Assets               1.95%           1.90%           1.90%           1.90%             1.90%
Ratio of Net Income to Average Net Assets             7.13%           7.88%           6.20%           7.56%             7.44%
Ratio of Expenses to Average Net Assets
  (excluding waivers)                                 2.03%           1.91%           1.91%           1.96%             2.05%
Ratio of Net Income to Average Net Assets
  (excluding waivers)                                 7.05%           7.87%           6.19%           7.50%             7.29%
Portfolio Turnover Rate                                 59%             80%             90%             40%               61%
-----------------------------------------------------------------------------------------------------------------------------------

(1)Per share data calculated using average shares outstanding method.

(2)Commenced operations on July 24, 1998. All ratios for the period have been annualized, except total return and portfolio turnover.

(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

                                                                                                                 Fiscal period
                                                                       Fiscal year ended September 30,               ended
CLASS C SHARES                                                     2002(1)         2001(1)         2000(1)   September 30, 1999(1,2)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $    8.35       $    8.90       $    9.08         $    9.57
                                                                 ---------       ---------       ---------         ---------
Investment Operations:
 Net Investment Income                                                0.60            0.69            0.59              0.45
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                     (0.38)          (0.59)          (0.14)            (0.47)
                                                                 ---------       ---------       ---------         ---------
 Total From Investment Operations                                     0.22            0.10            0.45             (0.02)
                                                                 ---------       ---------       ---------         ---------
Less Distributions:
 Dividends (from net investment income)                              (0.61)          (0.65)          (0.63)            (0.47)
 Distributions (from capital gains)                                     --              --              --                --
                                                                 ---------       ---------       ---------         ---------
 Total Distributions                                                 (0.61)          (0.65)          (0.63)            (0.47)
                                                                 ---------       ---------       ---------         ---------
Net Asset Value, End of Period                                   $    7.96       $    8.35       $    8.90         $    9.08
                                                                 =========       =========       =========         =========
Total Return(3)                                                       2.44%           1.04%           5.16%            (0.28)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                  $   6,213       $   4,240       $   1.241         $   1,058
Ratio of Expenses to Average Net Assets                               1.95%           1.91%           1.65%             1.55%
Ratio of Net Income to Average Net Assets                             7.16%           7.89%           6.46%             7.34%
Ratio of Expenses to Average Net Assets
  (excluding waivers)                                                 2.03%           1.92%           1.73%             1.90%
Ratio of Net Income to Average Net Assets
  (excluding waivers)                                                 7.08%           7.88%           6.38%             6.99%
Portfolio Turnover Rate                                                 59%             80%             90%               40%
------------------------------------------------------------------------------------------------------------------------------------

(1)Per share data calculated using average shares outstanding method.

(2)Class C shares have been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.


(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                        4      PROSPECTUS - First American Income Funds
                                            Class A, Class B, and Class C Shares

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                           FIRST AMERICAN INCOME FUNDS

                                 CLASS Y SHARES

                        SUPPLEMENT DATED JANUARY 31, 2003
                      TO PROSPECTUS DATED JANUARY 31, 2003

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JANUARY 31, 2003. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 800-677-FUND.


Effective January 31, 2003, Strategic Income Fund changed its name to High Income Bond Fund, and modified its main investment strategy such that, instead of investing in a combination of (1) securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities, and investment grade debt obligations issued by domestic issuers,
(2) high-yield (non-investment grade) debt obligations issued by domestic issuers and (3) investment grade and high-yield debt obligations issued by foreign governments and other foreign issuers, it now invests primarily in category (2), high-yield (non-investment grade) debt obligations issued by domestic issuers.

The information in this Supplement, with respect to Fund Performance, Fees and Expenses, and Financial Highlights, represents current information for High Income Bond Fund. A meeting of the shareholders of High Yield Bond Fund, another series of First American Investment Funds, is scheduled for March, 2003, at which shareholders will vote on a proposed transaction in which High Income Bond Fund would acquire the assets of High Yield Bond Fund. If shareholders approve the proposed transaction, High Yield Bond Fund will be the accounting survivor and information in the Prospectus with respect to Fund Performance, Fees and Expenses, and Financial Highlights, which represents the historical information for High Yield Bond Fund, would become the effective information for High Income Bond Fund.











INCOME-STK-Y


-------------------------- --------------------------- -------------------------
     NOT FDIC INSURED           NO BANK GUARANTEE           MAY LOSE VALUE
-------------------------- --------------------------- -------------------------

If you have questions regarding this prospectus supplement, please contact your investment professional, or you may call First American Funds Investor Services at 800-677-FUND.

Fund Summaries

HIGH INCOME BOND FUND

--------------------------------------------------------------------------------
FUND PERFORMANCE

The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.


The bar chart shows you how performance of the fund's shares has varied from year to year. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]


3.32%     3.17%     6.95%     4.81%
--------------------------------------------------------------------------------
1999      2000      2001      2002

Best Quarter:
Quarter ending   December 31, 2002     6.38%
Worst Quarter:
Quarter ending   June 30, 2002        (2.78)%

AVERAGE ANNUAL TOTAL RETURNS                                                 Inception                     Since
AS OF 12/31/02                                                                    Date     One Year    Inception
----------------------------------------------------------------------------------------------------------------
High Income Bond Fund
----------------------------------------------------------------------------------------------------------------
 Class Y (return before taxes)                                                7/24/98         4.81%        3.88%
----------------------------------------------------------------------------------------------------------------
 Class Y (return after taxes on distributions)                                                1.67%        0.71%
----------------------------------------------------------------------------------------------------------------
 Class Y (return after taxes on distributions and sale of fund shares)                        2.90%        1.49%
----------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index(1)
(reflects no deduction for fees, expenses, or taxes)                                         10.25%        7.59%
----------------------------------------------------------------------------------------------------------------


(1)An unmanaged index composed of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index, and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. The Lehman Asset-Backed Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto, and home equity loans. The since inception performance of the index is calculated from 7/31/98.


                                 2      PROSPECTUS - First American Income Funds
                                                     Class Y Shares

Fund Summaries

HIGH INCOME BOND FUND

--------------------------------------------------------------------------------
FEES AND EXPENSES


The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund's most recently completed fiscal year.(1)


---------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
---------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                              None
 (AS A PERCENTAGE OF OFFERING PRICE)
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                          None
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (AS
A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------
 Management Fees                                                                              0.70%
 Distribution and Service (12b-1) Fees                                                         None
 Other Expenses                                                                               0.33%
 Total Annual Fund Operating Expenses                                                         1.03%
---------------------------------------------------------------------------------------------------


(1)Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid after waivers, by share class, for the fiscal year ended September 30, 2002, were:


 WAIVER OF FUND EXPENSES                                                                     (0.08)%
 NET EXPENSES (AFTER WAIVERS)                                                                 0.95%


THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES, AFTER WAIVERS, DO NOT EXCEED 0.95%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.


--------------------------------------------------------------------------------
EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
   1 year                                                                 $  105
   3 years                                                                $  328
   5 years                                                                $  569
  10 years                                                                $1,259



                                 3      PROSPECTUS - First American Income Funds
                                                     Class Y Shares

Additional Information

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


The table that follows presents performance information about the Class Y shares of the fund. This information is intended to help you understand the fund's financial performance for the period that the class of shares has been in operation. Some of this information reflects financial results for a single fund share. Total returns in the table represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The information for the fund's fiscal years ended September 30, 2002, September 30, 2001, September 30, 2000, and September 30, 1999, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The information for the fund's fiscal year ended September 30, 1998, has been audited by other auditors.

HIGH INCOME BOND FUND

                                                                                                                 Fiscal period
                                                               Fiscal year ended September 30,                       ended
                                                  2002(1)         2001(1)         2000(1)         1999(1)    September 30, 1998(2)
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period           $      8.38     $      8.92     $      9.09     $      9.27       $     10.00
                                               -----------     -----------     -----------     -----------       -----------
Investment Operations:
 Net Investment Income                                0.70            0.79            0.66            0.80              0.14
 Net Gains (Losses) on Investments
  (both realized and unrealized)                     (0.40)          (0.59)          (0.14)          (0.25)            (0.75)
                                               -----------     -----------     -----------     -----------       -----------
 Total From Investment Operations                     0.30            0.20            0.52            0.55             (0.61)
                                               -----------     -----------     -----------     -----------       -----------
Less Distributions:
 Dividends (from net investment income)              (0.69)          (0.74)          (0.69)          (0.73)            (0.12)
 Distributions (from capital gains)                   --              --              --              --                  --
                                               -----------     -----------     -----------     -----------        ----------
 Total Distributions                                 (0.69)          (0.74)          (0.69)          (0.73)            (0.12)
                                               -----------     -----------     -----------     -----------        ----------
Net Asset Value, End of Period                 $      7.99     $      8.38     $      8.92     $      9.09        $     9.27
                                               ===========     ===========     ===========     ===========        ==========
Total Return(3)                                       3.44%           2.12%           5.94%           5.96%            (6.13)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                $   135,665     $   155,146     $   237,730     $   184,666        $   54,491
Ratio of Expenses to Average Net Assets               0.95%           0.90%           0.90%           0.90%             0.90%
Ratio of Net Income to Average Net Assets             8.22%           8.89%           7.26%           8.56%             8.44%
Ratio of Expenses to Average Net Assets
  (excluding waivers)                                 1.03%           0.92%           0.91%           0.93%             1.05%
Ratio of Net Income to Average Net Assets
  (excluding waivers)                                 8.14%           8.87%           7.25%           8.53%             8.29%
Portfolio Turnover Rate                                 59%             80%             90%             40%               61%
----------------------------------------------------------------------------------------------------------------------------------


(1)Per share data calculated using average shares outstanding method.


(2)Commenced operations on July 24, 1998. All ratios for the period have been annualized, except total return and portfolio turnover.

(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.



                                 4      PROSPECTUS - First American Income Funds
                                                     Class Y Shares

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                           FIRST AMERICAN INCOME FUNDS

                                 CLASS S SHARES

                        SUPPLEMENT DATED JANUARY 31, 2003
                      TO PROSPECTUS DATED JANUARY 31, 2003

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JANUARY 31, 2003. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 800-677-FUND.

Effective January 31, 2003, Strategic Income Fund changed its name to High Income Bond Fund, and modified its main investment strategy such that, instead of investing in a combination of (1) securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities, and investment grade debt obligations issued by domestic issuers,
(2) high-yield (non-investment grade) debt obligations issued by domestic issuers and (3) investment grade and high-yield debt obligations issued by foreign governments and other foreign issuers, it now invests primarily in category (2), high-yield (non-investment grade) debt obligations issued by domestic issuers.

The information in this Supplement, with respect to Fund Performance, Fees and Expenses, and Financial Highlights, represents current information for High Income Bond Fund. A meeting of the shareholders of High Yield Bond Fund, another series of First American Investment Funds, is scheduled for March, 2003, at which shareholders will vote on a proposed transaction in which High Income Bond Fund would acquire the assets of High Yield Bond Fund. If shareholders approve the proposed transaction, High Yield Bond Fund will be the accounting survivor and information in the Prospectus with respect to Fund Performance, Fees and Expenses, and Financial Highlights, which represents the historical information for High Yield Bond Fund, would become the effective information for High Income Bond Fund.










INCOME-STK-S

-------------------------- --------------------------- -------------------------
     NOT FDIC INSURED           NO BANK GUARANTEE           MAY LOSE VALUE
-------------------------- --------------------------- -------------------------


If you have questions regarding this prospectus supplement, please contact your investment professional, or you may call First American Funds Investor Services at 800-677-FUND.

Fund Summaries

HIGH INCOME BOND FUND


--------------------------------------------------------------------------------
FUND PERFORMANCE


The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

The bar chart is intended to show you how performance of the fund's shares has varied from year to year. However, because Class S shares of the fund were first offered in 2001, only one calendar year of information is available. The table compares the fund's performance over different time periods, before and after taxes, to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

[BAR CHART]

4.64%
--------------------------------------------------------------------------------
2002


Best Quarter:
Quarter ending   December 31, 2002     6.26%
Worst Quarter:
Quarter ending   June 30, 2002        (2.80)%


AVERAGE ANNUAL TOTAL RETURNS                                                 Inception                     Since
AS OF 12/31/02                                                                    Date     One Year    Inception
----------------------------------------------------------------------------------------------------------------
High Income Bond Fund
----------------------------------------------------------------------------------------------------------------
 Class S (return before taxes)                                                 9/24/01        4.64%        7.39%
----------------------------------------------------------------------------------------------------------------
 Class S (return after taxes on distributions)                                                1.62%        4.47%
----------------------------------------------------------------------------------------------------------------
 Class S (return after taxes on distributions and sale of fund shares)                        2.79%        4.48%
----------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index(1)
(reflects no deduction for fees, expenses, or taxes)                                         10.25%        8.16%
----------------------------------------------------------------------------------------------------------------

(1)An unmanaged index composed of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index, and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. The Lehman Asset-Backed Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto, and home equity loans. The since inception performance of the index is calculated from 9/30/01.



                                 2      PROSPECTUS - First American Income Funds
                                                     Class S Shares

Fund Summaries

HIGH INCOME BOND FUND


--------------------------------------------------------------------------------
FEES AND EXPENSES


The fund does not impose any sales charges (loads) or other fees when you buy, sell, or exchange shares. However, when you hold shares of the fund you indirectly pay a portion of the fund's operating expenses. These expenses are deducted from fund assets. Annual fund operating expenses are based on the fund's most recently completed fiscal year.(1)


----------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (fees paid directly from your investment)
----------------------------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                                           None
 (AS A PERCENTAGE OF OFFERING PRICE)
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                                       None
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (AS
A PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------------------------------------
 Management Fees                                                                                           0.70%
 Distribution and Service (12b-1) Fees                                                                      None
 Other Expenses
  Shareholder Servicing Fee                                                                                0.25%
  Miscellaneous                                                                                            0.33%
 Total Annual Fund Operating Expenses                                                                      1.28%
----------------------------------------------------------------------------------------------------------------

(1)Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid after waivers, by share class, for the fiscal year ended September 30, 2002, were:

 WAIVER OF FUND EXPENSES                                                                                  (0.08)%
 NET EXPENSES (AFTER WAIVERS)                                                                              1.20%

THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES, AFTER WAIVERS, DO NOT EXCEED 1.20%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
   1 year                                                                 $  130
   3 years                                                                $  406
   5 years                                                                $  702
  10 years                                                                $1,545



                                 3      PROSPECTUS - First American Income Funds
                                                     Class S Shares

Additional Information

FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


The table that follows presents performance information about the Class S shares of the fund. This information is intended to help you understand the fund's financial performance for the period that the class of shares has been in operation. Some of this information reflects financial results for a single fund share. Total returns in the table represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

This information has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


HIGH INCOME BOND FUND


                                                                                 Fiscal year     Fiscal period
                                                                                   ended            ended
                                                                                September 30,    September 30,
                                                                                   2002(1)          2001(1,2)
--------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                               $ 8.38            $ 8.40
                                                                                   ------            ------
Investment Operations:
 Net Investment Income                                                               0.65                --
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                                    (0.36)            (0.02)
                                                                                   ------            ------
 Total From Investment Operations                                                    0.29             (0.02)
                                                                                   ------            ------
Less Distributions:
 Dividends (from net investment income)                                             (0.61)               --
 Distributions (from capital gains)                                                    --                --
                                                                                   ------            ------
 Total Distributions                                                                (0.61)               --
                                                                                   ------            ------
Net Asset Value, End of Period                                                     $ 8.06            $ 8.38
                                                                                   ======            ======
Total Return(3)                                                                      3.26%            (0.24)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                    $    6            $   --
Ratio of Expenses to Average Net Assets                                              1.20%             0.00%
Ratio of Net Income to Average Net Assets                                            7.77%             0.00%
Ratio of Expenses to Average Net Assets (excluding waivers)                          1.28%             0.00%
Ratio of Net Income to Average Net Assets (excluding waivers)                        7.69%             0.00%
Portfolio Turnover Rate                                                                59%               80%
--------------------------------------------------------------------------------------------------------------

(1)Per share data calculated using average shares outstanding method.

(2)Class S shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.


(3)Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                                 4      PROSPECTUS - First American Income Funds
                                                     Class S Shares

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                      SELECTED FIRST AMERICAN INCOME FUNDS
                                 CLASS A SHARES

                        SUPPLEMENT DATED JANUARY 31, 2003
                      TO PROSPECTUS DATED JANUARY 31, 2003

THIS INFORMATION SUPPLEMENTS THE PROSPECTUS DATED JANUARY 31, 2003. THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 800-245-2100.

Effective January 31, 2003, Strategic Income Fund changed its name to High Income Bond Fund, and modified its main investment strategy such that, instead of investing in a combination of (1) securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities, and investment grade debt obligations issued by domestic issuers,
(2) high-yield (non-investment grade) debt obligations issued by domestic issuers and (3) investment grade and high-yield debt obligations issued by foreign governments and other foreign issuers, it now invests primarily in category (2), high-yield (non-investment grade) debt obligations issued by domestic issuers.

The information in this Supplement, with respect to Fund Performance, Fees and Expenses, and Financial Highlights, represents current information for High Income Bond Fund. A meeting of the shareholders of High Yield Bond Fund, another series of First American Investment Funds, is scheduled for March, 2003, at which shareholders will vote on a proposed transaction in which High Income Bond Fund would acquire the assets of High Yield Bond Fund. If shareholders approve the proposed transaction, High Yield Bond Fund will be the accounting survivor and information in the Prospectus with respect to Fund Performance, Fees and Expenses, and Financial Highlights, which represents the historical information for High Yield Bond Fund, would become the effective information for High Income Bond Fund.

Fund Summaries

HIGH INCOME BOND FUND

--------------------------------------------------------------------------------
FUND PERFORMANCE


The following illustrations provide you with information on the fund's volatility and performance. Of course, the fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.


The bar chart shows you how performance of the fund's shares has varied from year to year. Sales charges are not reflected in the chart; if they were, returns would be lower. The table compares the performance for each share class of the fund over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Both the chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers in effect. If these fee waivers were not in place, performance would be reduced.


INCOME-STK-A

-------------------------- --------------------------- -------------------------
     NOT FDIC INSURED           NO BANK GUARANTEE           MAY LOSE VALUE
-------------------------- --------------------------- -------------------------

If you have questions regarding this prospectus supplement, please contact your investment professional, or you may call First American Funds Investor Services at 800-677-FUND.

Fund Summaries

HIGH INCOME BOND FUND

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)


ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class A)


[BAR CHART]

3.19%       2.80%      6.69%        4.67%
--------------------------------------------------------------------------------
1999        2000       2001         2002


Best Quarter:
Quarter ending   December 31, 2002      6.32%
Worst Quarter:
Quarter ending   June 30, 2002         (2.84)%

                                                                                                 Since Inception
AVERAGE ANNUAL TOTAL RETURNS                                             Inception                      (Class A     Since Inception
AS OF 12/31/02                                                                Date     One Year      and Class B)          (Class C)
------------------------------------------------------------------------------------------------------------------------------------
High Income Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
 Class A (return before taxes)                                             7/24/98        0.24%             2.64%                N/A
------------------------------------------------------------------------------------------------------------------------------------
 Class A (return after taxes on distributions)                                           (2.67)%           (0.41)%               N/A
------------------------------------------------------------------------------------------------------------------------------------
 Class A (return after taxes on distributions and sale of fund shares)                    0.09%             0.55%                N/A
------------------------------------------------------------------------------------------------------------------------------------
Lehman Aggregate Bond Index(1)
(reflects no deduction for fees, expenses, or taxes)                                     10.25%             7.59%              7.23%
------------------------------------------------------------------------------------------------------------------------------------

(1) An unmanaged index composed of the Lehman Government/Credit Bond Index, the Lehman Mortgage Backed Securities Index and the Lehman Asset Backed Securities Index. The Lehman Government/Credit Bond Index is comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. agency mortgage securities, and investment-grade corporate debt securities. The Lehman Mortgage Backed Securities Index is comprised of the mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae, and Freddie Mac. The Lehman Asset-Backed Index is comprised of debt securities rated investment grade or higher that are backed by credit card, auto, and home equity loans. The since inception performance of the index is calculated from 7/31/98.


--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. Annual fund operating expenses are based on the fund's most recently completed fiscal year.(1)

SHAREHOLDER FEES (fees paid directly from your investment)                                                  CLASS A
----------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD)                                                                                   4.25%
 MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                                             4.25%(2)
 (AS A PERCENTAGE OF OFFERING PRICE)
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                                                         0.00%(3)
 (AS A PERCENTAGE OF ORIGINAL PURCHASE PRICE OR REDEMPTION PROCEEDS, WHICHEVER IS LESS)
ANNUAL MAINTENANCE FEE(4)                                                                                     $ 50
ONLY CHARGED TO ACCOUNTS WITH BALANCES BELOW $500
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------------------------------------------
 Management Fees                                                                                               0.70%
 Distribution and Service (12b-1) Fees                                                                         0.25%
 Other Expenses                                                                                                0.33%
 Total Annual Fund Operating Expenses                                                                          1.28%
----------------------------------------------------------------------------------------------------------------------

(1) Net expenses for the fiscal year were actually lower than those shown in the table because of fee waivers by the advisor. The net expenses the fund actually paid after waivers, by share class, for the fiscal year ended September 30, 2002, were:

 WAIVER OF FUND EXPENSES                 (0.08)%
 NET EXPENSES (AFTER WAIVERS)             1.20%

THE ADVISOR INTENDS TO VOLUNTARILY WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL OPERATING EXPENSES, AFTER WAIVERS, DO NOT EXCEED 1.20%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

(2) Certain investors may qualify for reduced sales charges. See "Policies & Services - Buying Shares, Calculating Your Share Price."

(3) Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge. See "Policies & Services - Buying Shares, Calculating Your Share Price."

(4) The fund reserves the right to charge your account an annual maintenance fee of $50 if your balance falls below $500 as a result of selling or exchanging shares. See "Policies & Services - Selling Shares, Accounts with Low Balances."

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

                                                                      Class A
                                                                     --------

   1 year                                                             $  550
   3 years                                                            $  814
   5 years                                                            $1,097
  10 years                                                            $1,905



              2        PROSPECTUS - Selected First American Income Funds
                                    Class A Shares

Additional Information

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


The table that follows presents performance information about the Class A shares of the fund. This information is intended to help you understand the fund's financial performance for the period that the class of shares has been in operation. Some of this information reflects financial results for a single fund share. Total returns in the table represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The information for the fund's fiscal years ended September 30, 2002, September 30, 2001, September 30, 2000, and September 30, 1999, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. The information for the fund's fiscal year ended September 30, 1998, has been audited by other auditors.


HIGH INCOME BOND FUND

                                                                                                              Fiscal period
                                                                 Fiscal year ended September 30,                  ended
CLASS A SHARES                                             2002(1)      2001(1)      2000(1)      1999(1)  September 30, 1998(2)
----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                      $  8.37     $   8.91     $   9.09     $   9.27       $   10.00
                                                          -------     --------     --------     --------       ---------
Investment Operations:
 Net Investment Income                                       0.68         0.76         0.64         0.78            0.13
 Net Gains (Losses) on Investments
  (both realized and unrealized)                            (0.39)       (0.59)       (0.15)       (0.25)          (0.75)
                                                          -------     --------     --------     --------       ---------
 Total From Investment Operations                            0.29         0.17         0.49         0.53           (0.62)
                                                          -------     --------     --------     --------       ---------
Less Distributions:
 Dividends (from net investment income)                     (0.67)       (0.71)       (0.67)       (0.71)          (0.11)
 Distributions (from capital gains)                            --           --           --           --              --
                                                          -------     --------     --------     --------       ---------
 Total Distributions                                        (0.67)       (0.71)       (0.67)       (0.71)          (0.11)
                                                          -------     --------     --------     --------       ---------
Net Asset Value, End of Period                            $  7.99     $   8.37     $   8.91     $   9.09       $    9.27
                                                          =======     ========     ========     ========       =========
Total Return(3)                                              3.31%        1.99%        5.56%        5.73%          (6.17)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                           $18,006     $ 19,014    $  21,737     $ 27,768       $  40,270
Ratio of Expenses to Average Net Assets                      1.20%        1.15%        1.15%        1.15%           1.15%
Ratio of Net Income to Average Net Assets                    7.98%        8.62%        7.08%        8.30%           8.19%
Ratio of Expenses to Average Net Assets
  (excluding waivers)                                        1.28%        1.17%        1.17%        1.21%           1.30%
Ratio of Net Income to Average Net Assets
  (excluding waivers)                                        7.90%        8.60%        7.06%        8.24%           8.04%
Portfolio Turnover Rate                                        59%          80%          90%          40%             61%
----------------------------------------------------------------------------------------------------------------------------


(1) Per share data calculated using average shares outstanding method.

(2) Commenced operations on July 24, 1998. All ratios for the period have been annualized, except total return and portfolio turnover.

(3) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

              3        PROSPECTUS - Selected First American Income Funds
                                    Class A Shares